UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3346

Oppenheimer Series Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 7/31/2014

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS    July 31, 2014      Unaudited

	Shares	Value

Common Stocks—99.5%

Consumer Discretionary—9.2%

Auto Components—1.4%
Johnson Controls, Inc.	680,580	$32,150,599

Automobiles—1.1%
Daimler AG, Sponsored ADR	212,360	17,464,486

Ford Motor Co.	466,700	7,943,234

		25,407,720

Diversified Consumer Services—0.6%
Apollo Education Group, Inc.[1]	474,790	13,260,885

Hotels, Restaurants & Leisure—2.1%
MGM Resorts International[1]	819,360	21,991,622

Royal Caribbean Cruises Ltd.	442,710	26,407,652

		48,399,274

Household Durables—0.5%
Newell Rubbermaid, Inc.	394,780	12,822,454

Media—2.9%
Cinemark Holdings, Inc.	373,140	12,238,992

Comcast Corp., Cl. A	394,390	21,190,575

Walt Disney Co. (The)	386,982	33,234,014

		66,663,581

Specialty Retail—0.6%
Gap, Inc. (The)	368,790	14,792,167

Consumer Staples—7.2%

Beverages—1.1%
PepsiCo, Inc.	274,827	24,212,259

Food & Staples Retailing—1.8%
Costco Wholesale Corp.	127,097	14,938,981

Walgreen Co.	398,388	27,397,143

		42,336,124

Food Products—1.3%
ConAgra Foods, Inc.	286,640	8,636,463

	Shares	Value

Food Products (Continued)

Kraft Foods Group, Inc.	396,197	$21,230,216

		29,866,679

Household Products—1.2%
Reckitt Benckiser Group plc, Sponsored ADR	1,536,620	27,490,132

Tobacco—1.8%
Lorillard, Inc.	695,821	42,083,254

Energy—12.9%

Energy Equipment & Services—2.7%
National Oilwell Varco, Inc.	283,377	22,964,872

Schlumberger Ltd.	282,676	30,639,252

Transocean Ltd.	204,280	8,240,655

		61,844,779

Oil, Gas & Consumable Fuels—10.2%
Anadarko Petroleum Corp.	389,458	41,613,587

BP plc, Sponsored ADR	597,518	29,260,457

Enbridge, Inc.	665,880	32,614,802

Occidental Petroleum Corp.	381,358	37,262,490

Phillips 66	241,670	19,601,854

Suncor Energy, Inc.	1,853,070	76,105,585

		236,458,775

Financials—21.8%

Capital Markets—5.8%
Charles Schwab Corp. (The)	771,970	21,422,167

Goldman Sachs Group, Inc. (The)	271,208	46,883,727

Invesco Ltd.	430,100	16,184,663

Morgan Stanley	1,537,228	49,713,954

		134,204,511

Commercial Banks—5.8%
Citigroup, Inc.	1,363,002	66,664,428

KeyCorp	1,750,130	23,696,760

U.S. Bancorp	694,450	29,187,734

Zions Bancorp.	483,982	13,948,361

		133,497,283

Consumer Finance—2.3%
Capital One Financial Corp.	533,011	42,395,695

1 OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Shares	Value

Consumer Finance (Continued)

Navient Corp.	671,595	$11,551,434

		53,947,129

Diversified Financial Services—0.4%
CME Group, Inc.	133,160	9,845,850

Insurance—6.5%
Aflac, Inc.	283,890	16,959,589

Allstate Corp. (The)	471,425	27,554,791

American International Group, Inc.	738,174	38,370,285

Aon plc	275,780	23,264,801

MetLife, Inc.	677,480	35,635,448

Sun Life Financial, Inc.	264,950	10,102,543

		151,887,457

Real Estate Investment Trusts (REITs)—1.0%
Public Storage	129,160	22,165,147

Health Care—14.9%

Biotechnology—2.1%
Amgen, Inc.	233,820	29,786,330

Gilead Sciences, Inc.[1]	198,880	18,207,464

		47,993,794

Health Care Equipment & Supplies—1.2%
Baxter International, Inc.	389,850	29,117,896

Health Care Providers & Services—3.9%
Cardinal Health, Inc.	674,711	48,343,043

HCA Holdings, Inc.[1]	203,510	13,291,238

UnitedHealth Group, Inc.	360,481	29,216,985

		90,851,266

Life Sciences Tools & Services—1.3%
Thermo Fisher Scientific, Inc.	247,440	30,063,960

Pharmaceuticals—6.4%
Merck & Co., Inc.	775,400	43,996,196

Roche Holding AG, Sponsored ADR	1,051,900	38,210,268

Sanofi, ADR	883,734	46,192,776

	Shares	Value

Pharmaceuticals (Continued)

Teva Pharmaceutical Industries Ltd., Sponsored ADR	382,860	$20,483,010

		148,882,250

Industrials—12.2%

Aerospace & Defense—1.6%
United Technologies Corp.	365,262	38,407,299

Airlines—2.0%
Delta Air Lines, Inc.	1,250,660	46,849,724

Commercial Services & Supplies—1.0%
Waste Management, Inc.	505,750	22,703,118

Construction & Engineering—0.2%
Chicago Bridge & Iron Co. NV	69,360	4,114,435

Electrical Equipment—2.4%
Eaton Corp. plc	602,888	40,948,153

Schneider Electric SE, Unsponsored ADR	831,480	14,027,068

		54,975,221

Industrial Conglomerates—1.2%
Danaher Corp.	219,274	16,199,963

Siemens AG, Sponsored ADR	102,187	12,621,627

		28,821,590

Machinery—2.9%
Caterpillar, Inc.	241,940	24,375,455

Parker Hannifin Corp.	228,013	26,210,094

Pentair plc	132,511	8,489,980

Timken Co.	162,440	7,196,092

		66,271,621

Road & Rail—0.9%
CSX Corp.	704,257	21,071,369

Information Technology—14.4%

Communications Equipment—0.4%
QUALCOMM, Inc.	130,350	9,606,795

Electronic Equipment, Instruments, & Components—1.3%
TE Connectivity Ltd.	492,137	30,458,359

2 OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Shares	Value

Semiconductors & Semiconductor Equipment—3.5%
Avago Technologies Ltd.	144,900	$10,053,162

Broadcom Corp., Cl. A	319,070	12,207,618

Intel Corp.	1,005,590	34,079,445

Maxim Integrated Products, Inc.	241,931	7,090,998

Microchip Technology, Inc.	166,076	7,476,741

Micron Technology, Inc.[1]	364,447	11,133,856

		82,041,820

Software—4.6%
CA, Inc.	408,420	11,795,170

Citrix Systems, Inc.[1]	186,850	12,655,351

Microsoft Corp.	683,750	29,510,650

Oracle Corp.	1,033,960	41,761,644

Synopsys, Inc.[1]	274,900	10,382,973

		106,105,788

Technology Hardware, Storage & Peripherals—4.6%
Apple, Inc.	521,815	49,869,860

EMC Corp.	1,118,650	32,776,445

SanDisk Corp.	246,378	22,595,326

		105,241,631

Materials—2.5%

Chemicals—1.6%
LyondellBasell Industries NV, Cl. A	180,559	19,184,394

Potash Corp. of Saskatchewan, Inc.	508,915	18,061,393

		37,245,787

Metals & Mining—0.2%
TimkenSteel Corp.[1]	81,230	3,534,318

Paper & Forest Products—0.7%
Louisiana-Pacific Corp.[1]	1,279,430	17,323,482

Telecommunication Services—2.2%

Diversified Telecommunication Services—2.2%
Telefonica SA, Sponsored ADR	411,094	6,676,166

Verizon Communications, Inc.	889,504	44,848,792

		51,524,958

	Shares	Value

Utilities—2.2%

Electric Utilities—2.2%
Edison International	667,810	$36,595,988

Entergy Corp.	215,750	15,713,073

		52,309,061

Total Common Stocks (Cost $1,885,308,640)		2,308,851,601

Investment Company—0.1%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[2,3] (Cost $1,818,204)	1,818,204	1,818,204

Total Investments, at Value (Cost $1,887,126,844)	99.6%	2,310,669,805

Net Other Assets (Liabilities)	0.4	8,984,057

Net Assets	100.0%	$2,319,653,862

3 OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield as of July 31, 2014.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2013	Gross Additions	Gross Reductions	Shares July 31, 2014

Oppenheimer Institutional Money Market Fund, Cl. E	25,923,525	239,537,009	263,642,330	1,818,204

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$1,818,204	$12,033

4 OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS    July 31, 2014    Unaudited

Oppenheimer Value Fund (the “Fund”), a series of Oppenheimer Series Fund, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is

5 OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a

6 OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

7 OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

The table below categorizes amounts as of July 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$213,496,680	$—	$—	$213,496,680
Consumer Staples	165,988,448	—	—	165,988,448
Energy	298,303,554	—	—	298,303,554
Financials	505,547,377	—	—	505,547,377
Health Care	346,909,166	—	—	346,909,166
Industrials	283,214,377	—	—	283,214,377
Information Technology	333,454,393	—	—	333,454,393
Materials	58,103,587	—	—	58,103,587
Telecommunication Services	51,524,958	—	—	51,524,958
Utilities	52,309,061	—	—	52,309,061
Investment Company	1,818,204	—	—	1,818,204

Total Assets	$2,310,669,805	$—	$—	$2,310,669,805

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,895,442,447

Gross unrealized appreciation	$425,827,305
Gross unrealized depreciation	(10,599,947)

Net unrealized appreciation	$415,227,358

8 OPPENHEIMER VALUE FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	9/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	9/10/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	9/10/2014